Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents		$ 494,711	$ 872,582
Restricted cash and restricted cash equivalents	[1]	273,726	450,846
Investments in available-for-sale securities (amortized cost of $195,796 and $0, respectively)		194,907	0
Loans	[1],[2]	6,068,884	4,879,303
Servicing rights		168,259	149,597
Securitization investments		374,688	496,935
Equity method investments		19,739	107,534
Property, equipment and software		111,873	81,489
Goodwill		898,527	899,270
Intangible assets		284,579	355,086
Operating lease right-of-use assets		115,191	116,858
Related party notes receivable		0	17,923
Other assets		171,242	136,076
Total assets		9,176,326	8,563,499
Liabilities:
Accounts payable, accruals and other liabilities	[1]	298,164	452,909
Operating lease liabilities		138,794	139,796
Debt	[1]	3,947,983	4,798,925
Residual interests classified as debt	[1]	93,682	118,298
Total liabilities		4,478,623	5,509,928
Commitments, guarantees, concentrations and contingencies (Note 16)
Temporary equity:
Redeemable preferred stock	[3]	320,374	3,173,686
Equity [Abstract]
Common stock	[4]	83	0
Additional paid-in capital		5,561,831	579,228
Accumulated other comprehensive loss		(1,471)	(166)
Accumulated deficit		(1,183,114)	(699,177)
Total permanent equity (deficit)		4,377,329	(120,115)
Total liabilities, temporary equity and permanent equity (deficit)		$ 9,176,326	$ 8,563,499

[1]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 6.
[2]	As of December 31, 2021 and 2020, includes loans measured at fair value of $5,952,972 and $4,859,068, respectively, and loans measured at amortized cost of $115,912 and $20,235, respectively. See Note 1, Note 5, Note 8 and Note 9.
[3]	Redemption amounts are $323,400 and $3,210,470 as of December 31, 2021 and 2020, respectively.
[4]	Includes 100,000,000 non-voting common shares authorized and no non-voting common shares issued and outstanding as of December 31, 2021, and 8,714,000 shares authorized and 2,406,549 shares outstanding as of December 31, 2020. See Note 12 for additional information.